Shareholder Report, Average Annual Return (Details) 195385_Matson Money U.S. Equity VI Portfolio_Class L_TSR Annual {Institutional Class}		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Matson Money U.S. Equity VI Portfolio
Average Annual Return, Percent		24.03%	10.54%	11.40%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Total Return Index
Average Annual Return, Percent	[1]	20.10%	11.80%	14.84%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
Average Annual Return, Percent	[2]	26.71%	10.16%	12.11%
Russell 2500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Total Return Index
Average Annual Return, Percent		25.54%	7.87%	11.42%

[1]
1	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000® Total Return Index replaced the Russell 2500® Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.

[2]
2	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, respectively.